PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
PROPERTY AND EQUIPMENT, NET
Total	$ 125,932		$ 141,313
Less: Accumulated depreciation	(89,624)		(85,880)
Property and equipment, net	36,308		55,433
Depreciation and amortization	13,835	$ 4,028
Office equipment
PROPERTY AND EQUIPMENT, NET
Total	$ 125,932		$ 141,313